Note 23 - Equity-settled Share-based Expense	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
23.1	Equity-settled share-based expense

The Group has expensed the following Equity-settled share-based payment arrangements for the year ended
December 31

	Note	2017	2016	2015
Share option programmes	23.1(a)	29	170	24
Facilitation and advanced dividend loan modification	23.1(b)	806	-	-
		835	170	24

(a) Share option programmes

The Omnibus Equity Incentive Compensation Plan (“OEICP”) was established for grants after
May 2015.
Share options issued before
May 2015
were issued in terms of the
Rolling Stock Option Plan (“RSOP”), which was superseded by the OEICP
.
In accordance with the OEICP, options are granted at an exercise price equal to the greater of volume weighted average trading price for the five
days prior to grant or the closing price on the day immediately prior to the date of grant. The options vest according to dates set at the discretion of the Compensation Committee of the Board of Directors at the date of grant. All outstanding option awards that have been granted, pursuant to the plan, vest immediately.

Terms and conditions of share option programmes

The maximum term of the options under the OEICP is
10
years and under the RSOP
5
years. The terms and conditions relating to the grant of options under the RSOP are that all options are to be settled by physical delivery of shares. Equity settled share based payments under the OEICP will also be settled by physical delivery of shares. Under both plans the aggregate number of shares that may
be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not
exceed
10%
of the aggregate issued and outstanding shares issued of the Company.

At
December 31, 2017,
the Company has the following options outstanding:

Number of Options	Exercise Price	Expiry Date
	Canadian $
5,000	4.00	Oct 8, 2020
18,000	11.50	Oct 13, 2021
5,000	8.10	May 30, 2022
28,000

The continuity of the options granted, exercised, cancelled and expired under the Plan were as follows:

	Number of Options *	Weighted Avg. Exercise Price
		Canadian $ *
Options outstanding and exercisable at January 1, 2015	513,184	5.55
Expired or forfeited	(88,000)	5.55
Granted	23,000	3.65
Options outstanding and exercisable at December 31, 2015	448,184	5.40
Expired or forfeited	(232,200)	6.50
Granted	18,000	11.50
Exercised	(141,704)	4.15
Options outstanding and exercisable at December 31, 2016	92,280	5.85
Granted	5,000	8.10
Exercised	(69,280)	4.50
Options outstanding and exercisable at December 31, 2017	28,000	9.55

* Amounts stated after the
1:5
share consolidation, refer note
19.

The weighted average remaining contractual life of the outstanding options is
3.72
years (
2016:
3.08
years;
2015:
2.46
years).

Inputs for measurement of grant date fair values

The fair value of share-based payments noted above was estimated using the Black-Scholes Option Pricing Model as the fair value of the services could not
be estimated reliably. Service and non-market performance conditions attached to the arrangements were not
taken into account in measuring fair value. The following assumptions were used in determining the fair value of the options:

	2017	2016	2015	2015
Options granted	*5,000	*18,000	90,000	25,000
Grant date	May 30, 2017	October 13, 2016	December 21, 2015	October 7, 2015
Risk-free interest rate	2.40%	0.53%	0.53%	0.53%
Expected stock price volatility (based on historical volatility)	118%	119%	41,2%	39,6%
Expected option life in years	3	5	5	5
Exercise price	* CAD 8.10	* CAD 11.50	CAD 0.74	CAD 0.80
Share price at grant date	* CAD8.10	* CAD 11.50	CAD 0.74	CAD 0.79
Fair value at grant date	* USD 5.81	* USD 9.45	USD 0.27	USD 0.27

On
May 30, 2017
a grant of
5,000
share options was made to Mr. J Staiger, who provides investor relations services in continental Europe for the Company. The exercise price was determined as the prevailing Toronto Stock Exchange share price on the day of the grant. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The expected term has been based on historical experience. The share based payment expense relating to the grant amounted to
$29.

* Amounts stated after the
1:5
share consolidation, refer note
19.

(b) Facilitation and advance dividend loan modification

On
June 23, 2017,
the Group, Blanket Mine and the Indigenous Shareholders reached agreement to change the interest rate on the facilitation and advanced dividend loans from the previously agreed
12
month LIBOR +
10%
to the lower of a fixed rate of
7.25%
per annum, payable quarterly or
80%
of the dividends paid in the financial quarter. The modification was beneficial to the Indigenisation Shareholders and resulted in an equity-settled share-based payment expense of
$806.
The Monte Carlo simulation approach was followed to value the fair value of the Indigenisation Shareholders’ equity before and after the modification date. The fair value of the Indigenisation Shareholders’ equity was based on simulating the future Blanket Mine dividend yields.

The following assumptions were used in determining modification of the expense:

Modification date	June 23, 2017
Blanket Mine dividend yield	23.70%	-	89.88%
Risk free interest rate	USD swap curve
Group market capitalisation at grant date ($’000)	USD 68,436

23.2	Cash-settled share-based expense

The Group has expensed the following Cash-settled share-based payment arrangements for the year ended
December 31

	Note	2017	2016	2015
Restricted Share units and Performance Share Units	23.2(a)	853	618	-
Caledonia Mining South Africa employee incentive scheme	23.2(b)	123	-	-
		976	618	-

(a) Restricted Share units and Performance Share Units

Certain key management members were granted Restricted Share units (“RSU’s”) and Performance Share Units (” PSU’s”) pursuant to provisions of the
2015
Omnibus Equity Incentive Compensation Plan. All RSU’s and PSU’s were granted and approved by the Compensation Committee of the Board of Directors.

The RSU’s will vest
three
years after grant date given that the service condition of the relevant employees are fulfilled. The value of the vested RSU’s will be the number of RSU’s vested multiplied by the fair market value of the Company’s shares, as specified by the plan, on date of settlement.

The PSU’s have a service condition and a performance period of three
years. The performance condition is a function of production cost, gold production and central shaft depth targets on certain specified dates. The number of PSU’s that will vest will be the PSU granted multiplied by the Performance Multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSU’s at the then applicable share price calculated at the average Bank of Canada noon rate immediately preceding the dividend payment. PSU’s have rights to dividends only after they have vested.

The fair value of the RSU’s, at the reporting date, was based on the Black Scholes option valuation model. The fair value of the PSU’s, at the reporting date, was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. At the reporting date it was assumed that there is a
94%
probability that the performance conditions will be met and therefore a
94%
performance multiplier was used in calculating the estimated liability. The liability as at
December 31, 2017
amounted to
$1,782
(
2016:$618
). Included in the liability as at
December 31, 2017
is an amount of
$311
(
2016:Nil;
2015:
Nil
) that was expensed and classified as production costs, refer note
8.

The following assumptions were used in estimating the fair value of the cash settled share-based payment liability on
December 31:

	*2017		*2016
	RSUs	PSUs	RSUs	PSUs
Fair value (USD)	$7.37	$7.17	$5.50	$5.25
Share price (USD)	$7.37	$7.37	$5.50	$5.50
Performance multiplier percentage	-	94%	-	100%

Share units granted:

	RSUs	PSUs	RSUs	PSUs
Grant - January 11, 2016	60,645	242,579	60,645	242,579
Grant - March 23, 2016	10,965	43,871	10,967	43,871
Grant - June 8, 2016	5,117	20,470	5,117	20,470
Grant - January 19, 2017	4,443	17,774	-	-
RSU dividend reinvestments	7,324	-	3,505	-
Total awards at December 31	88,494	324,694	80,234	306,920

* Amounts are presented after the
1:5
share consolidation that took place on
June 26, 2017.
All fractional entitlements due to the share consolidation were rounded down. RSU’s and PSU’s were all granted in
2016
and
not
applicable in
2015.

(b)
Caledonia Mining South Africa employee incentive scheme

In
July, 2017
the Group granted
37,330
cash-settled share awards to certain employees based in South Africa. These cash-settled share awards will vest in
3
equal tranches on
November 30, 2017,
2018
and
2019
subject to the employees fulfilling their service condition. The cash-settled share-based payment liability was calculated based on the number of awards expected to vest multiplied by the Company’s Black Scholes option valuation fair value of
£5.10
at the reporting date. The liability relating to these cash-settled share based payment awards amounted to
$44
(
2016:Nil;
2015:Nil
) and the expense amounted to
$123
(
2016:Nil;
2015:Nil
) for the year ended
December 31, 2017.
12,447
of the cash-settled share awards vested on
November 30, 2017
and an amount of
$79
was paid out to these employees.